John Hancock Emerging Markets Equity Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 626
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	2,146
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,303
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,395
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,843
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,668
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,280